Employee Benefits - Summary of Fund and Plan Assets of Provident Fund (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of defined benefit plans [line items]
Fair value of plan assets	₨ 20,022	₨ 18,005
Provident fund [member]
Disclosure of defined benefit plans [line items]
Fair value of plan assets	106,781	90,938
Present value of defined benefit obligation	(106,781)	(90,938)
Net shortfall	₨ 0	₨ 0